Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings
Total borrowings are repayable as follows:

	2019	2018
	£m	£m
Less than 1 year	4,472	4,447
In 1 to 2 years	2,393	1,694
In 2 to 3 years	1,990	2,347
In 3 to 4 years	1,553	1,873
In 4 to 5 years	714	1,469
More than 5 years:
By instalments	959	1,010
Other than by instalments	16,649	13,785
	28,730	26,625

	2019	2018
	£m	£m
Current
Bank loans	641	2,020
Bonds	1,973	2,156
Commercial paper	1,792	206
Finance leases	65	64
Other loans	1	1
	4,472	4,447
Non-current
Bank loans	2,599	2,384
Bonds[1]	21,278	19,418
Finance leases	205	207
Other loans	176	169
	24,258	22,178
Total borrowings	28,730	26,625

1.	In 2019 this includes a liability held at fair value through profit and loss of £667 million.
Maturity analysis of Parent Company borrowings

	2019	2018
	£m	£m
Total borrowings are repayable as follows:
Less than 1 year	1,275	781
In 1 to 2 years	—	438
In 2 to 3 years	346	—
In 3 to 4 years	—	335
In 4 to 5 years	—	—
More than 5 years	—	—
	1,621	1,554

Schedule of finance lease obligations

	2019	2018
	£m	£m
Gross finance lease liabilities are repayable as follows:
Less than 1 year	65	64
1 to 5 years	183	177
More than 5 years	62	72
	310	313
Less: finance charges allocated to future periods	(40)	(42)
	270	271
The present value of finance lease liabilities is as follows:
Less than 1 year	65	64
1 to 5 years	156	144
More than 5 years	49	63
	270	271